CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 15,585	$ 14,631	$ 12,727
COST OF REVENUES	(8,646)	(9,340)	(8,244)
GROSS PROFIT	6,939	5,291	4,483
RESEARCH AND DEVELOPMENT EXPENSES - net	(9,909)	(14,098)	(13,608)
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(13,419)	(16,498)	(15,677)
OPERATING LOSS	(16,389)	(25,305)	(24,802)
FINANCIAL EXPENSES - net	(4,991)	(1,642)	(362)
GAIN FROM EARLY EXTINGUISHMENT OF NOTES			2,985
INCOME (EXPENSES) FROM DEVALUATION (REVAULATION) OF CONVERSION FEATURE EMBEDDED IN SERIES A CONVERTIBLE NOTES (note 4)	1	(28)	(883)
INCOME FROM DEVALUATION OF SERIES B CONVERTIBLE NOTES (note 4)	3,621
OTHER INCOME (note 9k)	369	1,624
NET LOSS	$ (17,389)	$ (25,351)	$ (23,062)
LOSS PER SHARE ("EPS") (note 9m, 1n):
Basic	$ (0.77)	$ (1.33)	$ (1.4)
Diluted	$ (0.84)	$ (1.33)	$ (1.4)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EPS (in thousands):
Basic	22,689	19,024	16,483
Diluted	24,484	19,024	16,483